Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue, net (Note 6)	$ 351	$ 542	$ 305	$ 847	$ 1,198	$ 2,566	$ 1,336
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	888	623	353	976	1,864	3,583	1,688
Technology and development	7,691	3,902	2,482	6,384	14,075	26,265	7,683
Sales and marketing	4,963	3,530	2,454	5,984	10,947	22,920	7,039
General and administrative	6,665	6,649	2,932	9,581	16,246	104,144	10,173
Depreciation and amortization	1,108	1,130	1,025	2,155	3,263	4,411	4,077
Total costs and operating expenses	21,315	15,834	9,246	25,080	46,395	161,323	30,660
Loss from operations	(20,964)	(15,292)	(8,941)	(24,233)	(45,197)	(158,757)	(29,324)
Loss on issuance of convertible loan notes (Note 13)	0	(20,666)	(33,301)	(53,967)	(53,967)	(53,967)	(16,036)
Loss on extinguishment of convertible loan notes (Note 13)						(25,598)	0
Gain (loss) on fair value of derivative liability (Note 13)	3,268	42,033	(56,902)	(14,869)	(11,601)	12,922	(11,133)
Gain on fair value of public warrant liabilities (Note 15)						13,800	0
Loss on fair value of Forward Purchase Agreement (Note 7)						(15,609)	0
Gain on fair value of exchangeable right liability (Note 16)						34,452	0
Loss on issuance of Forward Purchase Agreement (Note 7)						(11,674)	0
Gain on settlement of Forward Purchase Agreement (Note 7)						399	0
Loss on fair value of Advanced Subscription Agreements, including related party of $(3,665) and $(769), respectively (Note 12)	162	(3,360)	(1,272)	(4,632)	(4,470)	(4,470)	(1,878)
Interest expense	(2,954)	(2,455)	(1,862)	(4,317)	(7,271)	(9,597)	(2,594)
Other income, net	(383)	(6)	(79)	(85)	(468)	678	687
Loss before income taxes						(217,421)	(60,278)
Income tax expense						(357)	0
Net loss	(20,871)	254	(102,357)	(102,103)	(122,974)	(217,778)	(60,278)	$ (60,278)
Other comprehensive loss:
Foreign currency exchange translation adjustment	2,821	255	(571)	(316)	2,505	2,541	(2,555)	$ (2,555)
Total comprehensive loss	$ (18,050)	$ 509	$ (102,928)	$ (102,419)	$ (120,469)	$ (215,237)	$ (62,833)
Net loss per common share - basic (dollar per share)	$ (0.56)	$ 0.01	$ (2.81)	$ (2.80)	$ (3.35)	$ (5.00)	$ (1.66)
Net loss per common share - diluted ( dollar per share)	$ (0.56)	$ 0.01	$ (2.81)	$ (2.80)	$ (3.35)	$ (5.00)	$ (1.66)
Weighted-average basic common shares (shares)	37,162,062	36,463,696	36,463,696	36,463,696	36,699,038	43,553,504	36,285,113
Weighted-average diluted common shares (shares)	37,162,062	39,343,859	36,463,696	36,463,696	36,699,038	43,553,504	36,285,113